Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

December 31, 2023

Investments in Portfolio Funds*	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**

Event Driven(a)

Hein Park Offshore Investors Ltd	1/1/2022	$4,250,000	$3,584,609	4.06%	Quarterly

Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	4,000,000	4,941,152	5.60	Quarterly

Silver Point Capital Offshore Fund, Ltd.	1/1/2016	7,180,612	9,943,974	11.27	Annually

Total Event Driven		15,430,612	18,469,735	20.93

Global Asset Allocation(b)

Rokos Global Macro Fund Limited	11/1/2015	7,312,448	10,900,620	12.36	Monthly

Total Global Asset Allocation		7,312,448	10,900,620	12.36

Long-Short(c)

12 West Capital Fund Ltd	3/1/2022	3,600,000	2,588,911	2.94	Annually

Eversept Global Healthcare Offshore Fund, Ltd.	12/1/2020	3,112,500	3,327,815	3.77	Quarterly

Hill City Capital Offshore Fund Ltd.	7/1/2023	1,000,000	1,013,667	1.15	Quarterly

Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	4,735,072	5,505,395	6.24	Quarterly

Oxbow Fund (Offshore) Limited	9/1/2015	3,705,107	4,738,467	5.37	Quarterly

Pleiad Asia Offshore Feeder Fund	12/1/2014	4,095,314	3,752,346	4.25	Quarterly

Soroban Decarbonization Beneficiaries Cayman Fund Ltd.	4/1/2022	4,200,000	4,162,372	4.72	******

Whale Rock Flagship Fund Ltd.	7/1/2014	2,688,672	2,744,316	3.11	Quarterly

Total Long-Short		27,136,665	27,833,289	31.55

Relative Value(d)

Boundary Creek Fund Offshore Ltd	7/1/2021	3,500,000	3,282,748	3.72	Quarterly

Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	6,750,000	7,003,795	7.94	Quarterly

Iguazu Investors (Cayman), SPC	7/1/2014	1,278,071	2,201,024	2.50	Quarterly

Steelhead Pathfinder Fund Ltd.	1/1/2020	2,910,626	3,559,321	4.03	Monthly

Cassiopeia Fund Ltd.***	7/1/2014	11,144	11,352	0.01	N/A*****

Total Relative Value		14,449,841	16,058,240	18.20

Multi-Discipline(e)

140 Summer Partners Offshore Ltd.	2/1/2022	4,593,750	5,071,963	5.75	Quarterly

Anchorage Capital Partners Offshore, Ltd.	7/1/2014	174,300	267,155	0.30	Annually

Castle Hook Offshore Fund Ltd.	1/1/2017	2,785,758	4,149,243	4.70	Quarterly

Crake Global Feeder Fund ICAV****	10/1/2019	3,000,000	4,987,547	5.65	Monthly

FourSixThree Overseas Fund, Ltd.	1/1/2022	5,700,000	5,900,252	6.69	Quarterly

Sachem Head Offshore Ltd.	7/1/2014	3,591,671	4,789,484	5.43	Quarterly

TIG Zebedee Focus Fund Limited	7/1/2014	6,662,001	7,340,676	8.32	Monthly

Total Multi-Discipline		26,507,480	32,506,320	36.84

Total investments in Portfolio Funds		$90,837,046	105,768,204	119.88

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2023

Investments in short-term investments	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**

Short-term investments

Money Market Fund

State Street Institutional Treasury Money Market Fund (Institutional Shares) (1,024,194 shares)		$1,024,194	$1,024,194	1.16%

BlackRock Liquidity Fund, Treasury Trust Fund (Institutional Shares) (9 shares)		9	9	0.00

Total short-term investments		$1,024,203	$1,024,203	1.16

Total investments in Portfolio Funds and short-term investments		$91,861,249	106,792,407	121.04

Remaining assets less liabilities			(18,566,801)	(21.04)

Net assets			$88,225,606	100.00%

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2023

Investments by Strategy (as a percentage of total investments)

Event Driven	17.29%
Global Asset Allocation	10.21
Long-Short	26.06
Relative Value	15.04
Multi-Discipline	30.44
Short-term investments	0.96

Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

***	This Portfolio Fund is domiciled in Bermuda.

****	This Portfolio Fund is domiciled in Ireland.

*****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

******	The term of the Portfolio Fund is December 31, 2024 and will not allow a liquidity event prior to its termination other than a Key Man or Bad Actor Event.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $105,768,204 are excluded from the fair value hierarchy as of December 31, 2023.

As of December 31, 2023, the Fund held $1,024,203 in short-term investments in two money market funds which are categorized as Level 1. In accordance with FASB ASC Topic 820, Fair Value Measurement, Level 1 refers to identical securities traded in an active market. Such securities are traded on national exchanges and are valued at the closing sales price or, if there are no sales, at the latest bid quotations.

Federal Income Tax Information

As of December 31, 2023, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$107,857,939

Gross unrealized appreciation	$184,593
Gross unrealized depreciation	(2,274,328)

Net unrealized appreciation/(depreciation) on investments	$(2,089,735)

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